Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–156.15%(a)
Pennsylvania–143.47%
Adams (County of), PA General Authority (Brethren Home Community (The)); Series 2024, Ref. RB	5.00%	06/01/2054	$2,000	$1,841,736
Allegheny (County of), PA Airport Authority;
Series 2021 A, RB(b)	5.00%	01/01/2051	1,320	1,283,586
Series 2021 A, RB (INS - AGI)(b)(c)	4.00%	01/01/2056	3,000	2,450,296
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI)(b)(c)	5.50%	01/01/2053	4,000	4,132,275
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, RB(d)(e)	5.00%	04/01/2047	7,885	7,698,078
Series 2018 A, Ref. RB	5.00%	04/01/2047	2,750	2,684,808
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(f)	3.86%	02/01/2037	985	980,280
Allegheny (County of), PA Sanitary Authority;
Series 2018, RB	4.00%	06/01/2048	2,100	1,863,230
Series 2022, RB	5.75%	06/01/2052	1,750	1,843,710
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2024, RB(g)	5.00%	05/01/2042	1,930	1,865,015
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(g)	6.25%	05/01/2042	1,750	1,680,523
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The)); Series 2017 A, Ref. RB	5.00%	05/15/2047	1,200	1,106,094
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	980	987,754
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $3,748,933)(h)	5.00%	12/01/2051	3,625	2,756,573
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2047	1,160	1,074,787
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,555	2,336,467
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Green Bonds);
Series 2019, RB	5.00%	12/01/2044	3,690	3,755,112
Series 2019, RB	4.00%	12/01/2049	1,650	1,426,538
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, RB	5.00%	08/01/2045	2,425	2,178,904
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(c)(i)	0.00%	10/01/2034	150	97,638
Series 2020 A, GO Bonds (INS - BAM)(c)(i)	0.00%	10/01/2038	1,450	732,705
Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(i)	0.00%	10/01/2033	275	189,515
Series 2020 B, Ref. GO Bonds (INS - BAM)(c)(i)	0.00%	10/01/2034	550	358,005
Series 2020 C, Ref. GO Notes (INS - BAM)(c)(i)	0.00%	10/01/2033	360	248,092
Commonwealth Financing Authority;
Series 2018, RB(e)	5.00%	06/01/2031	3,500	3,631,521
Series 2018, RB(d)(e)	5.00%	06/01/2032	2,000	2,069,521
Series 2018, RB(d)(e)	5.00%	06/01/2033	2,000	2,062,990
Series 2018, RB(d)(e)	5.00%	06/01/2035	3,045	3,121,112
Cumberland (County of), PA Municipal Authority; Series 2015, Ref. RB	5.00%	01/01/2038	1,590	1,573,037
Cumberland (County of), PA Municipal Authority (Messiah Village); Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,570,388
Delaware (County of), PA Authority (Eastern University); Series 2012, RB(j)(k)	5.25%	06/26/2025	310	310,422
Delaware (State of) River Port Authority; Series 2013, RB	5.00%	01/01/2040	1,510	1,510,685
Delaware Valley Regional Finance Authority; Series 2002, RB	5.75%	07/01/2032	2,500	2,838,156
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	3,000	2,625,852
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities); Series 2016, Ref. RB	5.00%	12/01/2030	1,420	1,422,134
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	5.00%	05/01/2047	480	438,432
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2019, RB	5.00%	12/01/2049	510	433,543
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	4.00%	02/15/2047	2,000	1,692,394
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	$770	$751,728
Series 2017, Ref. RB	5.25%	07/01/2041	1,500	1,427,777
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	3,800	3,522,915
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,047,668
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	4,215	4,203,248
Lancaster School District; Series 2020, GO Bonds (INS - AGI)(c)	4.00%	06/01/2036	1,275	1,257,745
Latrobe (City of), PA Industrial Development Authority (Seton Hill University);
Series 2021, Ref. RB	4.00%	03/01/2046	750	581,455
Series 2021, Ref. RB	4.00%	03/01/2051	265	197,724
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	7,395	5,986,532
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Dual Language Charter School); Series 2023, RB	7.00%	06/01/2053	1,225	1,293,925
Lehigh (County of), PA General Purpose Authority (Muhlenberg College);
Series 2024, Ref. RB	5.25%	02/01/2049	2,155	2,161,979
Series 2024, Ref. RB	5.25%	02/01/2054	1,530	1,529,531
Littlestown Area School District; Series 2023 A, GO Bonds (INS - BAM)(c)	5.00%	10/01/2050	1,000	1,007,933
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	500	482,677
Series 2022 A, RB	4.50%	01/01/2045	450	398,311
Montgomery (County of), PA (River Pionte); Series 2023, RB(g)	6.50%	09/01/2043	1,700	1,676,511
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2027	2,460	2,459,884
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.); Series 2017, Ref. RB	5.00%	12/01/2047	3,000	2,793,528
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	3,550	2,945,571
Series 2022, Ref. RB	4.00%	05/01/2056	5,755	4,526,003
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	4,285	4,316,361
Series 2020 C, RB	4.00%	11/15/2043	200	174,885
Series 2023, RB	5.25%	11/15/2053	500	503,380
Montgomery (County of), PA Industrial Development Authority (Germantown Academy);
Series 2021, Ref. RB	4.00%	10/01/2036	1,000	933,709
Series 2021, Ref. RB	4.00%	10/01/2046	625	526,844
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	2,840	2,732,454
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.); Series 2019, Ref. RB	5.00%	12/01/2049	1,000	938,877
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	1,170	1,175,298
Series 2016, Ref. RB	5.00%	08/15/2046	625	606,234
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	472,737
Series 2019, Ref. RB	5.00%	11/01/2044	950	837,596
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	889,513
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2044	1,000	918,455
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2023 A-2, RB	4.00%	05/15/2053	1,750	1,422,304
Series 2025, Ref. RB(b)(g)(k)	5.45%	03/27/2035	1,000	994,591
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	2,365	2,366,839
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(b)	5.00%	12/31/2034	2,760	2,771,632
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	1,400	1,367,707
Series 2022, RB (INS - AGI)(b)(c)	5.00%	12/31/2057	5,000	4,818,216
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	$2,640	$2,593,697
Series 2015, RB(b)	5.00%	06/30/2042	1,750	1,700,502
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Philadelphia Biosolids Facilities); Series 2020, Ref. RB	4.00%	01/01/2032	400	402,288
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2041	1,050	931,553
Series 2021, Ref. RB	4.00%	07/01/2046	2,180	1,819,519
Series 2023, RB	5.25%	07/01/2049	710	707,338
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2020 A-1, RB	4.00%	04/15/2050	2,470	2,032,518
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University); Series 2024, RB	4.00%	08/01/2054	3,500	2,995,982
Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2023 A, RB(b)	4.00%	06/01/2044	2,125	2,043,328
Series 2023 B, RB(b)	5.00%	06/01/2050	500	453,933
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority; Series 2025, RB(e)	4.25%	02/15/2055	2,500	2,245,855
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	2,570	1,807,396
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2019, RB	4.00%	08/15/2044	5,810	5,220,501
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 141-A, RB	5.75%	10/01/2053	866	914,773
Series 2023 143-A, RB	5.30%	04/01/2044	4,000	4,121,711
Series 2024-145A, RB	6.00%	10/01/2054	1,490	1,604,355
Series 2024-146A, RB	6.25%	10/01/2054	2,000	2,178,044
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,027,048
Series 2009 C, RB (INS - AGI)(c)	6.25%	06/01/2033	5,840	6,002,025
Series 2009 E, RB	6.38%	12/01/2038	720	757,409
Series 2017 A, RB(d)(e)	5.50%	12/01/2042	10,000	10,153,610
Series 2017 B-1, RB	5.25%	06/01/2047	2,370	2,383,967
Series 2018 A-2, RB	5.00%	12/01/2043	2,500	2,523,359
Series 2019 A, RB	5.00%	12/01/2049	5,000	5,039,492
Series 2022 B, Ref. RB	5.25%	12/01/2052	2,000	2,058,067
Series 2023, Ref. RN (SIFMA Municipal Swap Index + 0.85%)(f)(k)	2.82%	07/15/2026	2,000	1,996,210
Pennsylvania Turnpike Commission; Series 2025, RB(e)	5.25%	12/01/2055	2,500	2,587,816
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	1,100	1,100,173
Series 2017 B, Ref. RB(b)	5.00%	07/01/2042	4,000	3,957,948
Series 2017 B, Ref. RB(b)	5.00%	07/01/2047	3,865	3,805,726
Series 2019 B, GO Bonds	5.00%	02/01/2037	1,000	1,040,080
Series 2020 A, RB	5.00%	11/01/2050	3,750	3,680,632
Series 2020 C, Ref. RB(b)	4.00%	07/01/2034	1,300	1,294,179
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	1,000	846,541
Series 2021, Ref. RB (INS - AGI)(b)(c)	4.00%	07/01/2039	1,000	948,128
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West); Series 2019, RB	5.00%	06/15/2050	1,025	877,525
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	2,360	2,063,273
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2024, Ref. RB(g)	6.00%	05/01/2030	2,260	2,149,489
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II);
Series 2020, RB	5.00%	08/01/2030	325	332,908
Series 2020, RB	5.00%	08/01/2040	620	612,421
Series 2020, RB	5.00%	08/01/2050	1,400	1,330,734
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,468,010
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Authority for Industrial Development (Social Bonds);
Series 2024, Ref. RB(g)	5.00%	06/15/2039	$615	$604,183
Series 2024, Ref. RB(g)	5.00%	06/15/2043	500	476,758
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,021,286
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(g)	5.00%	06/15/2050	1,700	1,544,098
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	980	945,480
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB(j)(k)	4.00%	12/01/2026	1,000	1,013,242
Series 2017, RB(j)(k)	5.00%	12/01/2026	1,000	1,027,764
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,025	2,820,791
Philadelphia (City of), PA Housing Authority (PHA Headquarters); Series 2017, RB	5.00%	05/01/2042	1,415	1,423,068
Philadelphia (City of), PA Parking Authority (The); Series 1999 A, RB (INS - AMBAC)(c)	5.25%	02/15/2029	1,345	1,347,250
Philadelphia Authority for Industrial Development; Series 2025, RB(e)	5.25%	07/01/2049	3,000	3,119,526
Philadelphia School District (The);
Series 2007 A, Ref. GO Bonds (INS - NATL)(c)	5.00%	06/01/2025	1,965	1,965,000
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,450	1,446,079
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGI)(c)	5.00%	03/01/2037	1,500	1,523,542
Series 2017, Ref. GO Bonds (INS - AGI)(c)	5.00%	03/01/2038	1,500	1,519,660
Scranton-Lackawanna Health and Welfare Authority;
Series 2025 A, Ref. RB	5.00%	11/01/2050	1,000	980,918
Series 2025 A, Ref. RB	4.38%	11/01/2055	1,000	899,429
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2047	3,000	3,108,922
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB (INS - AGI)(c)(e)	5.25%	09/01/2049	7,500	7,816,528
Washington (County of), PA Redevelopment Authority (Victory Centre);
Series 2018, Ref. RB	5.00%	07/01/2028	575	575,753
Series 2018, Ref. RB	5.00%	07/01/2035	1,000	976,371
West Cornwall Township Municipal Authority (Pleasant View Retirement Community); Series 2018 C, Ref. RB	5.00%	12/15/2048	3,670	3,233,808
				274,091,704
Puerto Rico–10.19%
Children’s Trust Fund;
Series 2002, RB	5.63%	05/15/2043	1,265	1,279,559
Series 2005 A, RB(i)	0.00%	05/15/2050	17,475	3,184,885
Series 2005 B, RB(i)	0.00%	05/15/2055	7,700	900,277
Series 2008 A, RB(i)	0.00%	05/15/2057	9,170	550,468
Series 2008 B, RB(i)	0.00%	05/15/2057	28,400	1,603,745
Puerto Rico (Commonwealth of); Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	12,000	8,133,760
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI)(c)	5.25%	07/01/2031	2,660	2,641,867
Puerto Rico Sales Tax Financing Corp.; Series 2019 A-2, RB	4.33%	07/01/2040	1,250	1,167,268
				19,461,829
Virgin Islands–1.84%
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(g)(j)(k)	5.00%	09/01/2025	2,230	2,240,219
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2041	1,225	1,267,443
				3,507,662
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–0.65%
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2046	$1,250	$1,235,673
TOTAL INVESTMENTS IN SECURITIES(l)–156.15% (Cost $310,739,626)				298,296,868
FLOATING RATE NOTE OBLIGATIONS–(16.01)%
Notes with interest and fee rates ranging from 2.52% to 2.62% at 05/31/2025 and contractual maturities of collateral ranging from 06/01/2031 to 12/01/2055(m)				(30,580,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(41.22)%				(78,740,265)
OTHER ASSETS LESS LIABILITIES–1.08%				2,060,547
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$191,037,150
Investment Abbreviations:
AGI	– Assured Guaranty Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security subject to the alternative minimum tax.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $21,860,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(e)	Underlying security related to TOB Trusts entered into by the Trust.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $13,231,387, which represented 6.93% of the Trust’s Net Assets.

(h)	Restricted security. The value of this security at May 31, 2025 represented 1.44% of the Trust’s Net Assets.
(i)	Zero coupon bond issued at a discount.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	11.10%

(m)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the
Trust’s investments with a value of $44,506,557 are held by TOB Trusts and serve as collateral for the $30,580,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2025, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Pennsylvania Value Municipal Income Trust